SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 9 – SUBSEQUENT EVENTS

In accordance with FASB ASC 855-10, Subsequent Events, the Company has analyzed its operations subsequent to September 30 ,2021, to the date these consolidated financial statements were issued, and has determined that it does not have any material subsequent events to disclose in these consolidated financial statements except as follows:

In October 2021, the Company issued 336,250 shares to three service providers.

Effective as of November 2, 2021, the “Company”, entered into an Equity Purchase Agreement (the “Purchase Agreement”) with Williamsburg Venture Holdings, LLC, a Nevada limited liability company (the “Investor”), pursuant to which the Company has the right to sell to the Investor up to $5,000,000 in shares of its common stock, $0.0001 par value per share (“Common Stock”), subject to certain limitations.

Under the terms and subject to the conditions of the Purchase Agreement, the Investor is obligated to purchase up to $5,000,000 in shares of Common Stock (subject to certain limitations) from time-to-time over the 12-month period commencing on the date that a registration statement, which the Company agreed to file with the Securities and Exchange Commission (the “SEC”), is declared effective by the SEC. The price per share of Common Stock shall be ninety percent (90%) of the average of the volume weighted average price of the Company’s Common Stock for five trading days following the clearing date associated with the put notice delivered by the Company to the Investor. If the shares are DWAC eligible, the valuation period begins on the date such notice is delivered. The maximum amount of each put shall be the lower of 200% of the average daily trading volume and $500,000.

The Purchase Agreement provides for the payment of $25,000 liquidated damages to the Investor if Paul Adler, the sole officer of the Company, resigns or is removed as chief executive officer or chief financial officer of the Company.

The Company’s sales of shares of Common Stock to the Investor under the Purchase Agreement are limited to no more than the number of shares that would result in the beneficial ownership by the Investor and its affiliates, at any single point in time, of more than 4.99% of the then outstanding shares of the Common Stock.

The Company agreed with the Investor that it will not enter into any other credit equity line agreements without the prior consent of the Investor.

As consideration for its commitment to purchase shares of Common Stock pursuant to the Purchase Agreement, the Company agreed to issue to the Investor 50,000 shares of Common Stock (the “Commitment Shares”) upon execution of the Purchase Agreement.

In connection with Purchase Agreement, the Company also entered into a registration rights agreement (the “Registration Rights Agreement”) with the Investor, dated November 2, 2021. Pursuant to the terms of the Registration Rights Agreement, the Company shall file a registration statement with the SEC with respect to the shares of Common Stock issuable to the Investor pursuant to the Purchase Agreement and the Commitment Shares no later than December 31, 2021.

The Company has the right to terminate the Purchase Agreement at any time, at no cost or penalty. Actual sales of shares of Common Stock to the Investor under the Purchase Agreement will depend on a variety of factors to be determined by the Company from time to time, including (among others) market conditions, the trading price of the Common Stock and determinations by the Company as to the appropriate sources of funding for the Company and its operations.

The Purchase Agreement and the Registration Rights Agreement contain customary representations, warranties and agreements of the Company and the Investor and customary conditions to completing future sale transactions, indemnification rights and obligations of the parties.

The foregoing descriptions of the Purchase Agreement and the Registration Rights Agreement are qualified in their entirety by reference to the full text of the Purchase Agreement and the Registration Rights Agreement, copies of which are attached hereto as Exhibit 10.1 and 10.2, respectively, and each of which is incorporated herein in its entirety by reference.

NOTE 9 – SUBSEQUENT EVENTS

In accordance with ASC 855-10, the Company has analyzed its operations subsequent to December 31, 2020, to the date these financial statements were issued, and has determined that it does not have any other material subsequent events to disclose in these financial statements.